CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Previously Reported Series A Preferred Stock.	Previously Reported Series A-1 Preferred Stock.	Previously Reported Series B Preferred Stock.	Previously Reported Series C Preferred Stock.	Previously Reported Common stock, $0.0001 par value per share	Previously Reported Additional Paid-in Capital	Previously Reported Retained Earnings	Previously Reported AOCI Attributable to Parent	Previously Reported	Revision of Prior Period, Adjustment Series A Preferred Stock.	Revision of Prior Period, Adjustment Series A-1 Preferred Stock.	Revision of Prior Period, Adjustment Series B Preferred Stock.	Revision of Prior Period, Adjustment Series C Preferred Stock.	Revision of Prior Period, Adjustment Common stock, $0.0001 par value per share	Revision of Prior Period, Adjustment Additional Paid-in Capital	Revision of Prior Period, Adjustment Retained Earnings	Revision of Prior Period, Adjustment AOCI Attributable to Parent	Revision of Prior Period, Adjustment	Series A Preferred Stock.	Series A-1 Preferred Stock.	Series B Preferred Stock.	Series C Preferred Stock.	Common stock, $0.0001 par value per share	Additional Paid-in Capital	Retained Earnings	AOCI Attributable to Parent	Total
Temporary equity, shares outstanding, ending balance (in shares) at Dec. 31, 2019	2,770,000	392,000	1,483,000							(2,770,000)	(392,000)	(1,483,000)							0	0	0
Temporary equity, carrying amount, ending balance at Dec. 31, 2019	$ 5,203	$ 992	$ 6,063							$ (5,203)	$ (992)	$ (6,063)							$ 0	$ 0	$ 0
Beginning balance at Dec. 31, 2018					$ 1	$ 12	$ (934)		$ (921)					$ 1	$ (1)	$ 0							$ 2	$ 11	$ (934)		$ (921)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercise (in shares)																											0
Stock-based compensation																								140	0		$ 140
Net loss																									(2,746)		(2,746)
Ending balance (in shares) at Dec. 31, 2019					9,677,000									21,123,000									30,800,000
Ending balance at Dec. 31, 2019					$ 1	497	(3,680)		(3,182)					$ 2	12,256			$ 12,258					$ 3	12,753	(3,680)		9,076
Temporary equity, shares outstanding, ending balance (in shares) at Mar. 31, 2020																			0	0	0
Temporary equity, carrying amount, ending balance at Mar. 31, 2020																			$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred shares, net (in shares)																							2,470,000
Issuance of preferred shares, net																								4,880			4,880
Stock-based compensation																								19			19
Net loss																									(818)		(818)
Ending balance (in shares) at Mar. 31, 2020																							33,270,000
Ending balance at Mar. 31, 2020																							$ 3	17,652	(4,498)		13,157
Temporary equity, shares outstanding, beginning balance (in shares) at Dec. 31, 2019	2,770,000	392,000	1,483,000							(2,770,000)	(392,000)	(1,483,000)							0	0	0
Temporary equity, carrying amount, beginning balance at Dec. 31, 2019	$ 5,203	$ 992	$ 6,063							$ (5,203)	$ (992)	$ (6,063)							$ 0	$ 0	$ 0
Temporary equity, shares outstanding, ending balance (in shares) at Sep. 30, 2020																			0	0	0
Temporary equity, carrying amount, ending balance at Sep. 30, 2020																			$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2019					9,677,000									21,123,000									30,800,000
Beginning balance at Dec. 31, 2019					$ 1	497	(3,680)		(3,182)					$ 2	12,256			12,258					$ 3	12,753	(3,680)		9,076
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																											(8,130)
Other comprehensive loss																											0
Ending balance (in shares) at Sep. 30, 2020																							44,451,000
Ending balance at Sep. 30, 2020																							$ 4	45,841	(11,810)		34,035
Temporary equity, shares outstanding, beginning balance (in shares) at Dec. 31, 2019	2,770,000	392,000	1,483,000							(2,770,000)	(392,000)	(1,483,000)							0	0	0
Temporary equity, carrying amount, beginning balance at Dec. 31, 2019	$ 5,203	$ 992	$ 6,063							$ (5,203)	$ (992)	$ (6,063)							$ 0	$ 0	$ 0
Temporary equity, shares outstanding, ending balance (in shares) at Dec. 31, 2020	2,770,000	392,000	2,632,000	5,131,000						(2,770,000)	(392,000)	(2,632,000)	(5,131,000)						0	0	0	0
Temporary equity, carrying amount, ending balance at Dec. 31, 2020	$ 5,203	$ 992	$ 10,942	$ 28,069						$ (5,203)	$ (992)	$ (10,942)	$ (28,069)						$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2019					9,677,000									21,123,000									30,800,000
Beginning balance at Dec. 31, 2019					$ 1	497	(3,680)		(3,182)					$ 2	12,256			12,258					$ 3	12,753	(3,680)		$ 9,076
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercise (in shares)																							158,000				159,000
Stock options exercised																								35	0		$ 35
Stock-based compensation																								154	0		154
Net loss																									(17,448)		(17,448)
Ending balance (in shares) at Dec. 31, 2020					9,750,000									34,711,000									44,461,000
Ending balance at Dec. 31, 2020					$ 1	686	(21,128)	$ 0	(20,441)					$ 3	45,204	0	$ 0	45,207					$ 4	45,890	(21,128)	$ 0	24,766
Temporary equity, shares outstanding, beginning balance (in shares) at Mar. 31, 2020																			0	0	0
Temporary equity, carrying amount, beginning balance at Mar. 31, 2020																			$ 0	$ 0	$ 0
Temporary equity, shares outstanding, ending balance (in shares) at Jun. 30, 2020																			0	0	0
Temporary equity, carrying amount, ending balance at Jun. 30, 2020																			$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 31, 2020																							33,270,000
Beginning balance at Mar. 31, 2020																							$ 3	17,652	(4,498)		13,157
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercise (in shares)																							148,000
Stock options exercised																								32			32
Stock-based compensation																								40			40
Net loss																									(1,629)		(1,629)
Ending balance (in shares) at Jun. 30, 2020																							33,418,000
Ending balance at Jun. 30, 2020																							$ 3	17,724	(6,127)		11,600
Temporary equity, shares outstanding, ending balance (in shares) at Sep. 30, 2020																			0	0	0
Temporary equity, carrying amount, ending balance at Sep. 30, 2020																			$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred shares, net (in shares)																							11,033,000
Issuance of preferred shares, net																							$ 1	28,068			28,069
Stock-based compensation																								49			49
Net loss																									(5,683)		(5,683)
Other comprehensive loss																											0
Ending balance (in shares) at Sep. 30, 2020																							44,451,000
Ending balance at Sep. 30, 2020																							$ 4	45,841	(11,810)		34,035
Temporary equity, shares outstanding, beginning balance (in shares) at Dec. 31, 2020	2,770,000	392,000	2,632,000	5,131,000						(2,770,000)	(392,000)	(2,632,000)	(5,131,000)						0	0	0	0
Temporary equity, carrying amount, beginning balance at Dec. 31, 2020	$ 5,203	$ 992	$ 10,942	$ 28,069						$ (5,203)	$ (992)	$ (10,942)	$ (28,069)						$ 0	$ 0	$ 0	$ 0
Temporary equity, shares outstanding, ending balance (in shares) at Mar. 31, 2021																			0	0	0	0
Temporary equity, carrying amount, ending balance at Mar. 31, 2021																			$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020					9,750,000									34,711,000									44,461,000
Beginning balance at Dec. 31, 2020					$ 1	686	(21,128)	0	(20,441)					$ 3	45,204	0	0	45,207					$ 4	45,890	(21,128)	0	24,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Business Combination and PIPE Shares, net (in shares)																							53,361,000
Business Combination and PIPE Shares, net																							$ 6	433,521			433,527
Conversion of Private Warrants																								5,819			5,819
Stock option exercise (in shares)																							103,000
Stock options exercised																								35			35
Stock-based compensation																								6,287			6,287
Net loss																									(28,515)		(28,515)
Other comprehensive loss																										(669)	(669)
Ending balance (in shares) at Mar. 31, 2021																							97,925,000
Ending balance at Mar. 31, 2021																							$ 10	491,552	(49,643)	(669)	441,250
Temporary equity, shares outstanding, beginning balance (in shares) at Dec. 31, 2020	2,770,000	392,000	2,632,000	5,131,000						(2,770,000)	(392,000)	(2,632,000)	(5,131,000)						0	0	0	0
Temporary equity, carrying amount, beginning balance at Dec. 31, 2020	$ 5,203	$ 992	$ 10,942	$ 28,069						$ (5,203)	$ (992)	$ (10,942)	$ (28,069)						$ 0	$ 0	$ 0	$ 0
Temporary equity, shares outstanding, ending balance (in shares) at Sep. 30, 2021																			0	0	0	0
Temporary equity, carrying amount, ending balance at Sep. 30, 2021																			$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020					9,750,000									34,711,000									44,461,000
Beginning balance at Dec. 31, 2020					$ 1	$ 686	$ (21,128)	$ 0	$ (20,441)					$ 3	$ 45,204	$ 0	$ 0	$ 45,207					$ 4	45,890	(21,128)	0	24,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																											(77,799)
Other comprehensive loss																										(2,578)	(2,578)
Ending balance (in shares) at Sep. 30, 2021																							100,674,000
Ending balance at Sep. 30, 2021																							$ 10	566,935	(98,927)	(2,578)	465,440
Temporary equity, shares outstanding, beginning balance (in shares) at Mar. 31, 2021																			0	0	0	0
Temporary equity, carrying amount, beginning balance at Mar. 31, 2021																			$ 0	$ 0	$ 0	$ 0
Temporary equity, shares outstanding, ending balance (in shares) at Jun. 30, 2021																			0	0	0	0
Temporary equity, carrying amount, ending balance at Jun. 30, 2021																			$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 31, 2021																							97,925,000
Beginning balance at Mar. 31, 2021																							$ 10	491,552	(49,643)	(669)	441,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Private Warrants																								3,114			3,114
Issuance of common stock for acquisition (in shares)																							2,329,000
Issuance of common stock for acquisition																								48,991			48,991
Issuance of stock options for acquisition																								361			361
Conversion of restricted stock units (in shares)																							21,000
Conversion of restricted stock units																								(108)			(108)
Stock-based compensation																								13,390			13,390
Net loss																									(32,016)		(32,016)
Other comprehensive loss																										(1,843)	(1,843)
Ending balance (in shares) at Jun. 30, 2021																							100,275,000
Ending balance at Jun. 30, 2021																							$ 10	557,300	(81,659)	(2,512)	473,139
Temporary equity, shares outstanding, ending balance (in shares) at Sep. 30, 2021																			0	0	0	0
Temporary equity, carrying amount, ending balance at Sep. 30, 2021																			$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Private Warrants																								201			201
Conversion of restricted stock units (in shares)																							391,000
Conversion of restricted stock units																								(2,233)			(2,233)
Exercise of warrants (in shares)																							8,000
Exercise of warrants																								96			96
Stock-based compensation																								11,571			11,571
Net loss																									(17,268)		(17,268)
Other comprehensive loss																										(66)	(66)
Ending balance (in shares) at Sep. 30, 2021																							100,674,000
Ending balance at Sep. 30, 2021																							$ 10	$ 566,935	$ (98,927)	$ (2,578)	$ 465,440